YieldMax Short COIN Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 17.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.1%
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $270.00	$14,114,090	965	$7,720
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $250.00	16,819,900	1,150	17,825
			25,545

Put Options - 17.0%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $140.00	8,702,470	595	194,862
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $138.00	731,300	50	13,075
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $136.00	365,650	25	5,200
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $133.00	1,462,600	100	14,800
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $132.00	4,022,150	275	33,688
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $131.00	13,090,270	895	104,268
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $170.02	30,933,990	2,115	5,584,848
			5,950,741

TOTAL PURCHASED OPTIONS (Cost $5,007,294)			5,976,286

SHORT-TERM INVESTMENTS - 69.5%
Money Market Funds - 11.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		4,017,299	4,017,299

U.S. Treasury Bills - 58.0%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)		$304,000	303,909
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		3,136,000	3,126,251
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		16,965,000	16,838,662
			20,268,822

TOTAL SHORT-TERM INVESTMENTS (Cost $24,284,246)			24,286,121

TOTAL INVESTMENTS - 86.6% (Cost $29,291,540)			$30,262,407
Other Assets in Excess of Liabilities - 13.4%			4,682,849
TOTAL NET ASSETS - 100.0%			$34,945,256

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $19,139,047.

YieldMax Short COIN Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.8)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.7)%
Coinbase Global, Inc., Expiration: 8/21/2026; Exercise Price: $170.02	$(30,933,990)	(2,115)	$(600,216)

Put Options - (2.1)%
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $146.00	(8,702,470)	(595)	(336,175)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $145.00	(2,193,900)	(150)	(76,875)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $144.00	(1,096,950)	(75)	(35,438)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $142.00	(365,650)	(25)	(9,562)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $139.00	(2,925,200)	(200)	(56,900)
Coinbase Global, Inc., Expiration: 8/7/2026; Exercise Price: $137.00	(13,090,270)	(895)	(207,640)
			(722,590)

TOTAL WRITTEN OPTIONS (Premiums received $3,896,881)			$(1,322,806)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.